Off-balance-sheet exposures - Narrative (Details) - EUR (€) € in Millions	Jun. 30, 2023	Dec. 31, 2022
Other assets | Next 12 months
Disclosure of contingent liabilities [line items]
Exposure to credit risk on loan commitments	€ 402,019	€ 370,729
Other assets | Next 12 months | Contingent liabilities and commitments
Disclosure of contingent liabilities [line items]
Other provisions	332	331
Other assets | Lifetime expected credit losses
Disclosure of contingent liabilities [line items]
Exposure to credit risk on loan commitments	7,897	7,092
Other assets | Lifetime expected credit losses | Contingent liabilities and commitments
Disclosure of contingent liabilities [line items]
Other provisions	184	191
Impaired assets | Lifetime expected credit losses
Disclosure of contingent liabilities [line items]
Exposure to credit risk on loan commitments	1,654	1,782
Impaired assets | Lifetime expected credit losses | Contingent liabilities and commitments
Disclosure of contingent liabilities [line items]
Other provisions	€ 240	€ 212